Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

6. Commitments

The Company enters into contracts in the normal course of business with CROs for preclinical studies and clinical trials. These agreements provide for notice of termination by either party and are, therefore, cancelable contracts.

In May 2015, the Company entered into an operating lease for 30,376 square feet of laboratory and office facilities in South San Francisco, California, which expires in May 2022 and provides for tenant improvement allowances of $0.8 million. In April 2018, the Company amended the lease agreement to include an additional 6,378 square feet of laboratory and office space increasing the total leased premises to 36,754 square feet. The lease amendment extended the lease term to November 2026, and contains scheduled rent increases over the lease term and an option for the Company to extend the lease for an additional five-year term. The lease amendment contains a tenant improvement allowance of $1.4 million that the Company used in 2018 toward $2.4 million in total leasehold improvements, which is amortized over the remaining lease term.

In February 2019, the Company entered into an agreement to sublease its facility lease of 6,378 square feet of laboratory and office space with a related party. See Note 14 for further discussion.

As of December 31, 2018, future minimum non-cancelable lease payments, net of sublease rental income, are as follows (in thousands):

Year ending December 31:
2019	$1,432
2020	1,639
2021	1,969
2022	2,038
Thereafter	8,687

Total minimum lease payments	$15,765

The terms of the lease agreement provide for rental payments on a monthly basis and on a graduated scale. The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not paid. Rent expense includes certain monthly charges that do not represent non-cancelable obligations, as defined. These costs are determined based on actual charges incurred. In addition, tenant improvement allowances recorded are amortized as a reduction to rent expense on a straight-line basis over the lease term. Rent expense was $1.6 million and $1.8 million in the years ended December 31, 2017 and 2018, respectively.

From time to time, the Company may be subject to various legal proceedings and claims arising in the ordinary course of business. The Company assesses contingencies to determine the degree of probability and range of possible loss for potential accrual in its financial statements. An estimated loss contingency is accrued in the financial statements if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company is not subject to any current pending legal matters or claims and no contingency loss had been accrued.